Stockholders equity and dividend payment, Dividend payment (Details) - USD ($) $ / shares in Units, $ in Thousands								9 Months Ended		12 Months Ended
	Sep. 02, 2020	May 26, 2020	Feb. 25, 2020	Nov. 14, 2019	Aug. 29, 2019	May 28, 2019	Feb. 26, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Dividend Payment [Abstract]
Total payment	$ 82,000	$ 51,500	$ 47,000	$ 7,300	$ 2,800	$ 11,400	$ 7,100	$ 180,509	$ 21,345	$ 28,700
Per share Common (in dollars per share)	$ 0.48	$ 0.35	$ 0.32	$ 0.05	$ 0.02	$ 0.08	$ 0.05	$ 1.15		$ 0.20